SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
- Current year	$ 140,514		$ 66,967
- Tax Concession	(385)	$ (3,000)	(769)	$ (6,000)
Income tax expenses	$ 140,129		$ 66,198